Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compen sation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:			Company Selected Measure — AFFO / Diluted Share(8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5)(6) ($)	Net (Loss) Income (thousands)(7) ($)
2025	5,165,527	9,187,618	1,995,079	3,063,658	113.19	126.71	6,938	1.31
2024	4,920,747	2,233,017	1,593,312	1,168,437	86.31	123.90	(12,000)	1.26
2023	4,078,215	3,121,888	947,945	934,652	103.62	118.09	6,890	1.22
2022	3,709,844	1,865,221	1,286,794	768,210	101.50	106.05	8,117	1.16
2021	3,879,550	6,002,432	1,992,528	3,092,593	121.93	141.30	3,046	0.94

Named Executive Officers, Footnote	(1)Represents amounts of total compensation reported for Mr. Manheimer (our Chief Executive Officer) for each corresponding year in the “Total”
column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(3)Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Manheimer, who has served as our Chief
Executive Officer since 2019) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation
— Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Manheimer) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Mr. Donlan; (ii) for 2023, Mr. Donlan and Lori Wittman,
our former interim Chief Financial Officer; (iii) for 2022, Ms. Wittman and Andrew Blocher, our former Chief Financial Officer, and (iv) for 2021, Mr.
Blocher.

Peer Group Issuers, Footnote	For the purposes of this table and the analysis that follows, our TSR peer group is the NAREIT US EQUITY REIT Index as reflected in our Annual
Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2025.

PEO Total Compensation Amount	$ 5,165,527	$ 4,920,747	$ 4,078,215	$ 3,709,844	$ 3,879,550
PEO Actually Paid Compensation Amount	$ 9,187,618	2,233,017	3,121,888	1,865,221	6,002,432
Adjustment To PEO Compensation, Footnote	(2)Represents the amount of “compensation actually paid” to Mr. Manheimer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Manheimer during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Manheimer’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards(a) ($)	Add: Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2025	5,165,527	(3,194,416)	7,216,507	9,187,618
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation
Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”
(b)The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed as of the grant date of the equity awards. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2025	5,675,534	1,314,351	—	59,877	1,056	165,689	7,216,507

Non-PEO NEO Average Total Compensation Amount	$ 1,995,079	1,593,312	947,945	1,286,794	1,992,528
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,063,658	1,168,437	934,652	768,210	3,092,593
Adjustment to Non-PEO NEO Compensation Footnote	(4)Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Manheimer), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Manheimer) during the applicable year. In accordance with the requirements of Item 402(v) of
Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr.
Manheimer) for 2025 to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,995,079	(822,734)	1,891,313	3,063,658
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year ($)	Average Change in Fair Value from End of Prior Year to End of Covered Year of Equity Awards Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Change in Fair Value on the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2025	1,564,694	270,732	—	9,175	—	46,712	1,891,313

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, and the Company’s cumulative TSR over the five years presented in the table, on the other hand.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net (Loss) Income
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, and the Company’s net (loss) income over the five years presented in the table, on the other hand.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and AFFO per Diluted Share
The chart below shows the relationship between the compensation actually paid to Mr. Manheimer and the average compensation actually paid to our other named executive officers (besides Mr. Manheimer), on the one hand, and the Company’s AFFO per diluted share over the five years presented in the table, on the other hand.

Total Shareholder Return Vs Peer Group	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company’s five-year cumulative TSR and the five-year cumulative TSR of the companies in the
NAREIT US EQUITY REIT Index for the period beginning December 31, 2020 (the last trading date of the year ending December 31, 2020 on the
NYSE) and ending December 31, 2025. The graph assumes an investment of $100 on December 31, 2020.

Tabular List, Table	Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The list below sets forth the most important financial and other performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance. AFFO per diluted share, percentage of portfolio that is investment grade and investment grade profile, leverage, and tenant concentration are used as performance measures for the 2025 STI program (each as described above under
“Compensation Discussion and Analysis — Short-Term Incentive Program) while absolute TSR and relative TSR are used as performance measures (each as described above under “Compensation Discussion and Analysis — Long-Term Incentive Program) for the 2025 LTI program.
•AFFO per diluted share
•Percentage of portfolio that is investment grade and investment grade profile
•Leverage
•Tenant concentration
•Absolute TSR
•Relative TSR

Total Shareholder Return Amount	$ 113.19	86.31	103.62	101.50	121.93
Peer Group Total Shareholder Return Amount	126.71	123.90	118.09	106.05	141.30
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 6,938,000	$ (12,000,000)	$ 6,890,000	$ 8,117,000	$ 3,046,000
Company Selected Measure Amount	1.31	1.26	1.22	1.16	0.94
PEO Name	Mr. Manheimer
Additional 402(v) Disclosure	(5)Cumulative TSR for each year reflects what the cumulative value of $100 would be, assuming reinvestment of dividends on the ex-dividend date, if such amount were invested on December 31, 2020 (the last trading date of the year ended December 31, 2020 on the NYSE).
	The dollar amounts reported represent the amount of net (loss) income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO per diluted share
Non-GAAP Measure Description	(8)AFFO is a non-GAAP financial measure. See Appendix A for the definition of AFFO. AFFO is used by management and stockholders to determine funds available for payment of distributions. AFFO per diluted share for each year presented is AFFO for the twelve months ended December 31, divided by diluted shares outstanding as of December 31 of such year.

Measure:: 2
Pay vs Performance Disclosure
Name	Percentage of portfolio that is investment grade and investment grade profile
Measure:: 3
Pay vs Performance Disclosure
Name	Leverage
Measure:: 4
Pay vs Performance Disclosure
Name	Tenant concentration
Measure:: 5
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,194,416)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,216,507
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,675,534
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,314,351
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,877
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,056
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,689
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(822,734)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,891,313
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,564,694
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,732
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,175
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 46,712